Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of income tax provision/ (benefit) is different from that which be obtained by statutory Federal income tax rate
	Year ended December 31, 2014	Year ended December 31, 2013

Income tax provision/(benefit) at federal statutory rate	$17,000	$(1,293,000)
State taxes, net of federal benefit	3,000	(185,000)
Derivative financial liability	755,000	(321,000)
Stock based compensation	281,000	264,000
Accrual to cash adjustments	(363,000)	492,000
Prior year under provision	(33,000)	83,000
Other	(13,000)	20,000
	647,000	(940,000)
Utilization of Net operating loss carry forwards	(647,000)	-
Valuation allowances	-	940,000
	$-	$-

Schedule of components of deferred tax assets and liabilities
	December 31, 2014	December 31, 2013
Deferred tax assets
Accrual to cash adjustments	$474,000	$789,000
Options based compensation	703,000	422,000
Capital loss	50,000	50,000
Net operating loss	2,209,000	2,626,000
	3,436,000	3,887,000
Valuation allowance	(3,256,000)	(3,804,000)
	180,000	83,000
Deferred tax liabilities
Plant and equipment	(131,000)	-
Amortization of licenses	(49,000)	(83,000)
	$-	$-